Debt - 2024 Term Loan Facility (Q2) (Details) - Line of Credit - 2024 Term Loan Facility $ in Millions	Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,000
Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity	229
Unsecured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 771